Property Plant and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Property, Plant and Equipment [Line Items]
Electric generation, distribution assets and other	$ 28,172,000,000	$ 25,972,000,000
Accumulated depreciation	(9,145,000,000)	(8,576,000,000)
Net electric generation and distribution assets and other	19,027,000,000	17,396,000,000
Net electric generation, distribution assets and other related to discontinued operations	7,000,000	1,493,000,000
Interest Costs Incurred Capitalized Abstract
Interest capitalized during development and construction on qualifying assets	193,000,000	183,000,000	172,000,000
Other PP&E Disclosures
Property, plant and equipment (net of accumulated depreciation) mortgaged, pledged or subject to liens	12,200,000,000
Depreciation	1,100,000,000	944,000,000	899,000,000
Unamortized software costs included in net electric generation and distribution assets and other	170,000,000	178,000,000
Software amortization expense	51,000,000	48,000,000	41,000,000
Asset Retirement Obligation Roll Forward Analysis Roll Forward
Balance at January 1	67,000,000	47,000,000
Additional liabilities incurred	19,000,000	17,000,000
Accretion expense	5,000,000	3,000,000
Change in estimated cash flows	1,000,000	0
Balance at December 31	92,000,000	67,000,000	47,000,000
Fair Value Of Restricted Assets For Settling ARO's	12,000,000	0
Electric Generation And Distribution Facilities [Member]
Property, Plant and Equipment [Line Items]
Electric generation, distribution assets and other	24,374,000,000	22,680,000,000
Estimated Useful Life Minimum	3
Estimated Useful Life Maximum	62
Other Buildings [Member]
Property, Plant and Equipment [Line Items]
Electric generation, distribution assets and other	2,211,000,000	1,922,000,000
Estimated Useful Life Minimum	3
Estimated Useful Life Maximum	50
Furniture Fixtures And Equipment [Member]
Property, Plant and Equipment [Line Items]
Electric generation, distribution assets and other	729,000,000	684,000,000
Estimated Useful Life Minimum	3
Estimated Useful Life Maximum	31
Other Property Plant And Equipment [Member]
Property, Plant and Equipment [Line Items]
Electric generation, distribution assets and other	858,000,000	686,000,000
Estimated Useful Life Minimum	1
Estimated Useful Life Maximum	50
Regulated [Member]
Property, Plant and Equipment [Line Items]
Electric generation, distribution assets and other	12,488,000,000	11,744,000,000
Accumulated depreciation	(5,123,000,000)	(4,830,000,000)
Net electric generation and distribution assets and other	7,365,000,000	6,914,000,000
Non Regulated [Member]
Property, Plant and Equipment [Line Items]
Electric generation, distribution assets and other	15,684,000,000	14,228,000,000
Accumulated depreciation	(4,022,000,000)	(3,746,000,000)
Net electric generation and distribution assets and other	$ 11,662,000,000	$ 10,482,000,000